FFMLT 2006-FF16

Credit Risk Management Report

December 2006

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.

The Report is based upon information provided to Clayton Fixed Income Services Inc. by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Table of Contents

Section One	Executive Summary

Section Two	Loan-Level Report

Section Three	Prepayment Penalty Analysis

Section Four	Loss Analysis

Section Five	Analytics

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Section One
Executive Summary

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

FFMLT 2006-FF16
Executive Summary
December 2006

Transaction Summary

Closing Date:	11/30/2006
Depositor:	Financial Asset Securities Corporation
Trustee(s):	Deutsche Bank
Servicer(s):	National City Home Loan Services
Delinquency Reporting Method:	OTS[0]

Collateral Summary

	Closing Date	As of 12/25/2006	12/25/2006 Balance as Percentage of Closing Date Balance
Collateral Balance	$1,203,710,490	$1,193,537,044	99.15%
Loan Count	6,047	6,018	99.52%
___________________
0
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Value Added

Total Value Added for FFMLT 2006-FF16 as of 12/25/2006
Issues	Amount Recovered
0	$0

Collateral Statistics

	Loan Count	Summed Balance
First Payment Defaults	7	$2,889,383
Early Payment Defaults*	2	$392,978
* A default that occurs on the second or third scheduled payment.

Prepayments

Remittance Date	Beginning Collateral Balance	Total Prepayments	Percentage of Prepayment
12/25/2006	$1,203,955,585	$9,278,981	0.77

Prepayment Penalty Analysis

For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding paid-off loans with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.

Total Cash Flows

Remittance Date	Amount Remitted to the Trust	Amount Remitted by the Servicers	Difference
12/25/2006	$8,299	$8,299	$0

Loss Analysis

Loss Issues for Current Month

For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.

Loss Summary

Remittance	Losses Remitted to the Trust	Number of Loan-Level Losses/Gains
12/25/2006	$0	$0

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Section Two
Loan-Level Report

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Loan-Level Report Definitions

•	FICO®: Represents the borrower's credit score at the time of securitization/origination.

•	Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.

•
Valuation:  Represents what is believed to be the most accurate known value of a property based on Clayton Fixed Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.

•
Liquidation Date:  Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.

•	Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.

•	Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:

•	C The contractually due payment arrived on time.

•	3 The contractually due payment has not arrived within thirty days.

•	6 The contractually due payment has not arrived within sixty days.

•	9 The contractually due payment has not arrived within ninety days.

•	F The property is in the process of foreclosure.

•	R The property is real estate owned (REO).

•	0 The mortgage has either liquidated or been paid off.

•	OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.

•	MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

FFMLT 2006-FF16 Credit Risk Manager Report
Mortgage Data Through: November 30, 2006

Watchlist

		State	First Pmt.	Valuation	Orig.	Orig Amount	OLTV		Liq. Date	Est. (Gain)/Loss	Delinquency
Loan Number	Lien	FICO®	Last Paid Dt.	Valuation Date	Current Value	Current Bal	CLTV	MI Type	MI Cov	Est. Severity	Status
9063412	1	OR	10/1/2006	(Unknown)	$260,000	$207,600	80%		2/1/2008	$233,575	3
		660	9/1/2006	Unknown	$1	$207,600	2076000			112.51%	Monitor
							0%
Default Reason:	(Unknown)
9063456	1	MI	10/1/2006	(Unknown)	$850,000	$680,000	80%		5/1/2008	$772,632	3
		642	9/1/2006	Unknown	$1	$680,000	6800000			113.62%	Monitor
							0%
Default Reason:	(Unknown)
9063471	1	IN	9/1/2006	(Unknown)	$125,000	$112,500	90%		5/1/2008	$135,156	3
		566	9/1/2006	Unknown	$1	$112,478	1124783			120.13%	Monitor
							5%
Default Reason:	(Unknown)
9063542	1	RI	9/1/2006	(Unknown)	$330,000	$280,500	85%		11/1/2007	$314,348	3
		556	9/1/2006	Unknown	$1	$280,500	2805000			112.06%	Monitor
							0%
Default Reason:	(Unknown)
9064244	1	CA	10/1/2006	(Unknown)	$1,100,000	$880,000	80%		1/1/2008	$974,549	3
		564	9/1/2006	Unknown	$1	$880,000	8800000			110.74%	Monitor
							0%
Default Reason:	(Unknown)
9064296	1	MN	10/1/2006	(Unknown)	$450,000	$357,483	79%		6/1/2008	$411,671	3
		640	9/1/2006	Unknown	$1	$357,483	3574830			115.15%	Monitor
							0%
Default Reason:	(Unknown)
9064507	1	TN	10/1/2006	(Unknown)	$121,000	$96,800	80%		11/1/2007	$111,713	3
		611	9/1/2006	Unknown	$1	$96,800	9680000			115.40%	Monitor
							%
Default Reason:	(Unknown)

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

FFMLT 2006-FF16 Credit Risk Manager Report
Mortgage Data Through: November 30, 2006

Watchlist

		State	First Pmt.	Valuation	Orig.	Orig Amount	OLTV		Liq. Date	Est. (Gain)/Loss	Delinquency
Loan Number	Lien	FICO®	Last Paid Dt.	Valuation Date	Current Value	Current Bal	CLTV	MI Type	MI Cov	Est. Severity	Status
9065354	1	MI	10/1/2006	(Unknown)	$74,000	$69,900	94%		5/1/2008	$86,360	3
		658	9/1/2006	Unknown	$1	$69,900	6990000			123.54%	Monitor
							%
Default Reason:	(Unknown)
9066268	1	CA	10/1/2006	(Unknown)	$747,000	$597,600	80%		1/1/2008	$656,439	3
		614	9/1/2006	Unknown	$1	$597,600	5976000			109.84%	Monitor
							0%
Default Reason:	(Unknown)

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Section Three
Prepayment Penalty Analysis

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

FFMLT 2006-FF16 Prepayment Penalty Analysis
Trustee Remittance Date: December 25, 2006

Total Cash Flows
Trustee Remittance Date	12/25/2006
Amount Remitted to the Trust	$8,299

Amount Remitted by the Servicers	$8,299
Difference	$0

Total Collections by the Servicers
Total Paid Off Loans	29
Total Paid Off Loans With Prepayment Flags	4
Exceptions
Expired Prepayment Clauses (as stated in the Note)	0
Liquidated out of REO Status	0
Acceleration of Debt	0
Loss Mitigation (Short Sales, Charge Offs)	0
Documentation Issues Preventing the Collection of Prepayment Penalties	0
Other - Actions Preventing the Collection of Prepayment Penalties	0
Total Paid-Off Loans with Active Prepayment Flags	4
Other Exceptions
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes	0
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted	0
Aggregate Paid-Off Loans
Loans with Active Prepayment Flags with Penalties Remitted	4
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted	0
Total Loans with Penalties Remitted	4

Total Loans with Penalties Remitted to the Total Paid-Off Loans	13.79%
Penalties Remitted for loans with Active Prepayment Flags	100.00%

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

FFMLT 2006-FF16 Paid-Off Mortgages With Prepayment Flags
Trustee Remittance Date: December 25, 2006

								% of PPP to
Loan		Delinquency	Origination	Years to	Expiration	Payoff	PPP	Payoff
Number	State	History	Date	Expiration	Date	Amount	Remitted	Amount	Comments
9066425	IN	0	9/11/2006	2	09/11/2008	$30,379	$912	3%
9066307	VA	0	9/12/2006	2	09/12/2008	$174,970	$5,004	3%
9063444	KY	0	9/13/2006	3	09/13/2009	$54,048	$1,622	3%
9065735	OH	C	9/15/2006	3	09/15/2009	$75,955	$760	1%

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Section Four
Loss Analysis

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

FFMLT 2006-FF16 Historical Monthly Losses
Losses Through: November 30, 2006

Date	Loan Loss Amount	Loss Percentage
12/25/2006	$0.00	0.00%
Totals:	$0.00	0.00%
*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

FFMLT 2006-FF16 Loss Reconciliation Report
Trustee Remittance Date: December 25, 2006

Remittance Statement
12/25/2006	$0

Summary
Loan-Level Losses:	$0
Subsequent Losses:	$0
Subsequent Gains:	$0
Monthly Security Loss:	$0
Losses Remitted:	$0
Difference:	$0

Loan Number	Loss	Loan Number	Loss	Loan Number	Loss
				Category Total:	$0

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

FFMLT 2006-FF16 Loss Report
Losses Through: November 30, 2006

		Origination		Original Amount
Loan Number	State	Date	Original LTV	Original Appraisal	Loss	Loss Severity

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Section Five
Analytics

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

FFMLT 2006-FF16 Delinquencies by Balance and Count
Mortgage Data Through: November 30, 2006

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

FFMLT 2006-FF16 Delinquencies by Origination Characteristics
Mortgage Data Through: November 30, 2006

Total Delinquencies as Percentage of the Active Balance by Purpose Type
0.35%
0.28%
0.21%
0.14%
0.07%
0.00%
11/30/2006
Cash Out Refinance
Purchase
Rate/Term Refinance

Total Delinquencies as Percentage of the Active Balance by Product Type
0.32%
0.28%
0.24%
0.20%
0.16%
0.12%
0.08%
0.04%
0.00%
11/30/2006
ARM
Fixed

Total Delinquencies as Percentage of the Active Balance by Documentation Level
0.36%
0.32%
0.28%
0.24%
0.20%
0.16%
0.12%
0.08%
0.04%
0.00%
11/30/2006
Full Documentation
Low Documentation

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

FFMLT 2006-FF16 Severe Delinquencies for Top Five States
Mortgage Data Through: November 30, 2006

Severe Delinquencies (90+) as a Percentage of the Active Balance for Top Five States

1.00 %
0.80 %
0.60 %
0.40 %
0.20 %
0.00 %
11/30/2006
CA
FL
IL
NY
TX

90 Day Delinquencies as a Percentage of the Active Balance for Top Five States

1.20 %
1.00 %
0.80 %
0.60 %
0.40 %
0.20 %
0.00 %
11/30/2006
CA
FL
IL
NY
TX

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

FFMLT 2006-FF16 Severe Delinquencies for Top Five States
Mortgage Data Through: November 30, 2006

Foreclosure as a Percentage of the Active Balance for Top Five States
1.20 %
1.00 %
0.80 %
0.60 %
0.40 %
0.20 %
0.00 %
11/30/2006
CA
FL
IL
NY
TX

REO as a Percentage of the Active Balance for Top Five States
1.20 %
1.00 %
0.80 %
0.60 %
0.40 %
0.20 %
0.00 %
11/30/2006
CA
FL
IL
NY
TX

© 2007 Clayton Fixed Income Services Inc. All rights reserved.